Investments (Details) - Schedule of Investments - USD ($)	Dec. 31, 2023		Mar. 31, 2023		Mar. 31, 2022
Long term investments
Investments in fixed deposits	$ 219,142	[1]	$ 158,455	[1],[2]	$ 123,406	[2]
Investments in fixed deposits with related parties	100,259	[3]	95,577	[3]	276,400
Long term investments	$ 319,401		$ 254,032		$ 399,806

[1]	includes a fixed deposit of $120,205 with IndusInd bank against which a bank guarantee has been given to Lease Plan India Private Limited for the vehicles taken on lease.
[2]	these fixed deposits have a maturity of more than 12 months and hence have been considered under long term. However these have been given under lien against debt availed from related parties.
[3]	these fixed deposits have a maturity of more than 12 months and hence have been considered under long term. However, these have been given under lien against debt availed from related parties.